Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 12 — INCOME TAXES

Taxes payable consisted of the following:

	December 31, 2021	December 31, 2020

Income tax payable	$6,654,091	$2,045,559
Value added tax payable	1,971,625	889,257
Business tax payable	139,137	43,704
Withholding taxes payable	2,720	112,113
Other taxes payable	84,325	42,405
Total taxes payable	$8,851,898	$3,133,038

BVI

Nisun International, formerly known as Hebron Technology, and Nisun BVI were incorporated in the BVI and are not subject to income taxes under the current laws of the BVI.

Cayman

Nami Cayman is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Nisun HK and Nami HK are the companies registered in Hong Kong and subject to a corporate income tax rate of 16.5% if revenue is generated in Hong Kong. No revenue was generated in Hong Kong for the years ended December 31, 2021 and 2020.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2020, Fintech qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Fintech’s High-technology certificate is valid for three years starting from November 2020 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of "preferential catalogue of income tax for key industries encouraged to develop in Xinjiang's difficult areas", the entity shall be exempt from the enterprise income tax for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. For the year ended December 31, 2021, Jilin Lingang, Jilin Lingang Hengda, Liaogang SH, Fintech Zibo, Fintech Mongolia, Fintech Shanxi, Fintech SX, Fintech Ningbo, Fintech Shandong, Nisun Gold, and Fintech Jiangxi are subject to a favorable income tax rate of 2.5% due to being small-scale taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision (benefit) are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Current tax provision	$9,996,987	$1,525,824	$-
Deferred tax provision (benefit)	272,514	(584,760)	(55,731)
Total	$10,269,501	$941,064	$(55,731)

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	December 31, 2021	December 31, 2020
Deferred tax assets
Provision for doubtful accounts	$624,905	$368,165
Operating loss carryforwards	-	456,370
Total deferred tax assets	624,905	824,535
Less: valuation allowance	(624,905)	(368,165)
Net deferred tax assets	$-	$456,370

The change in valuation allowance for the years ended December 31, 2021, and 2020 amounted to $ 256,740, and $973,712, respectively.

	December 31, 2021	December 31, 2020
Deferred tax liabilities
Intangible assets acquired from business combinations	$504,033	$676,015
Total deferred tax liabilities	$504,033	$676,015

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. The following table reconciles the China statutory rates to the Group’s effective tax rate for the years ended, 2021, 2020 and 2019:

	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(8.3)%	(23.8)%	(25.0)%
Effect of temporary differences	0.6%	1.2%	(4.7)%
Effect of non-deductible expenses	7.7%	10.1%	-
Effect of previous year net operating loss	-	(3.8)%	-
Effective tax rate for the continuing operation	25.0%	8.7%	(4.7)%

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2021, the tax years ended December 31, 2019 through December 31, 2021 for the Group’s PRC subsidiaries, VIEs and the subsidiaries of VIEs remain open for statutory examination by PRC tax authorities.

The per share effect of favorable income tax rates for the years ended December 31, 2021, and 2020 were $0.16, and $ 0.14, respectively.